Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	REDU
Entity Registrant Name	RISE Education Cayman Ltd
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	113,779,244